Related Parties Transactions - Summary of Total Remuneration Recorded for Members of the Board of Directors and Executive Committee (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits (including base and variable cash remuneration)	$ 3,403	$ 1,890
Post-employment benefits	135	(18)
Share-based payments	6,451	1,614
Total	$ 9,989	$ 3,486